Grant Expense, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
EOS ENERGY STORAGE, LLC [Member]
Grant Expense, Net

8. Grant Expense, Net

Eos was approved for two grants by the California Energy Commission (CEC) totaling approximately $7,000. In accordance with the grant agreements, Eos is responsible for conducting studies to demonstrate the benefits of certain energy-saving technologies to utility companies and consumers in the State of California, and is entitled to receive portions of the grants based upon expenses incurred. During the six months ended June 30, 2020 and 2019, Eos recorded grant expense, net of $609 and $336, respectively, which comprised of grant income of $209 and $197 and grant costs of $818 and $533. As of June 30, 2020 and 2019, Eos has received payments totaling $4,743 and $2,654, and has a receivable in the amount of $114 and $326 as of June 30, 2020 and December 31, 2019, respectively. The expenses incurred by Eos relate to the performance of the studies in accordance with the respective grant agreements, and the grants received or receivable from the CEC are recorded as an offset to the related expenses for which the grant is intended to compensate the Company.

8. Grant Expense, Net

Eos was approved for two grants by the California Energy Commission (CEC) totaling approximately $7,000. In accordance with the grant agreements, Eos is responsible for conducting studies to demonstrate the benefits of certain energy-saving technologies to utility companies and consumers in the State of California, and is entitled to receive portions of the grants based upon expenses incurred. During the years ended December 31, 2019 and 2018, Eos recorded grant expense (income), net of $(469) and $1,418, respectively, which comprised of grant income of $984 and $1,821 and grant costs of $515 and $3,239. As of December 31, 2019 and 2018, Eos has received payments totaling $3,209 and $2,244, and has a receivable in the amount of $326 and $678 as of December 31, 2019 and 2018, respectively. The expenses incurred by Eos relate to the performance of the studies in accordance with the respective grant agreements, and the grants received or receivable from the CEC are recorded as an offset to the related expenses for which the grant is intended to compensate the Company.